Annual Operating Expenses - FidelityBalancedFund-KPRO - FidelityBalancedFund-KPRO - Fidelity Balanced Fund - Fidelity Balanced Fund - Class K	Oct. 29, 2022
Operating Expenses:
Management fee	0.38%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.05%
Total annual operating expenses	0.43%